Leases - Schedule of Future Minimum Payments under Operating Leases (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Future Minimum Payments under Operating Leases [Abstract]
Not later than 1 year	$ 294,606	$ 111,321
Between 1 to 2 years	222,503	10,300
Between 2 to 5 years	138,600
Total lease payments	655,708	121,621
Less: imputed interest	(52,109)	(2,864)
Total operating lease liabilities, net of interest	$ 603,599	$ 118,757	$ 326,107